UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 06107

John Hancock Patriot Select Dividend Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Patriot Select Dividend Trust

3.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Patriot Select Dividend Trust Securities owned by the Fund on March 31, 2006 (unaudited)

Issuer		Shares	Value

Common stocks 37.16%			$79,329,273
(Cost $77,889,592)

Electric Utilities 2.66%			5,679,180

Cinergy Corp.		26,000	1,180,660
FPL Group, Inc.		20,000	802,800
Progress Energy, Inc.		84,000	3,694,320
Progress Energy, Inc., (Contingent Value Obligation) (B)(I)		20,000	1,400

Gas Utilities 1.98%			4,219,297

Atmos Energy Corp.		12,300	323,859
National Fuel Gas Co.		56,150	1,837,228
Peoples Energy Corp.		57,750	2,058,210

Integrated Telecommunication Services 1.77%			3,770,897

AT&T, Inc.		97,700	2,641,808
Verizon Communications, Inc.		33,150	1,129,089

Multi-Utilities & Unregulated Power 30.75%			65,659,899

Alliant Energy Corp.		148,000	4,657,560
Ameren Corp.		85,400	4,254,628
CH Energy Group, Inc.		151,250	7,260,000
Consolidated Edison, Inc.		45,000	1,957,500
Dominion Resources, Inc.		51,000	3,520,530
DTE Energy Co.		155,900	6,250,031
Duke Energy Corp.		67,850	1,977,828
Energy East Corp.		242,000	5,880,600
KeySpan Corp.		161,850	6,614,809
NiSource, Inc.		117,700	2,379,894
NSTAR		188,000	5,378,680
OGE Energy Corp.		96,092	2,786,668
Public Service Enterprise Group, Inc.		16,000	1,024,640
SCANA Corp.		21,700	851,508
Sierra Pacific Resources (I)		119,250	1,646,843
TECO Energy, Inc.		176,750	2,849,210
Vectren Corp.		30,000	791,400
WPS Resources Corp.		51,000	2,510,220
Xcel Energy, Inc.		169,000	3,067,350

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 62.37%			$133,179,692
(Cost $128,660,407)

Agricultural Products 1.48%			3,160,000

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	40,000	3,160,000

John Hancock Patriot Select Dividend Trust Securities owned by the Fund on March 31, 2006 (unaudited)

Consumer Finance 2.37%			5,060,000

SLM Corp., 6.97%, Ser A	BBB+	92,000	5,060,000

Diversified Banks 2.12%			4,525,375

Bank of America Corp., 6.75%, Depositary Shares, Ser VI	A	88,300	4,525,375

Diversified Financial Services 3.06%			6,539,760

Citigroup, Inc., 6.213%, Depositary Shares, Ser G	A	44,000	2,234,760
Citigroup, Inc., 6.231%, Depositary Shares, Ser H	A	86,100	4,305,000

Electric Utilities 17.58%			37,546,467

Alabama Power Co., 5.20%	BBB+	240,000	5,868,000
Boston Edison Co., 4.25%	BBB+	64,157	5,068,403
Duquesne Light Co., 6.50%	BB+	107,000	5,457,000
Entergy Arkansas, Inc., 6.45%	BB+	100,000	2,509,380
Entergy Mississippi, Inc., 6.25%	BB+	104,000	2,544,755
Interstate Power & Light Co., 7.10%, Ser C	BBB-	25,000	663,283
Interstate Power & Light Co., 8.375%, Ser B	BBB-	46,000	1,495,000
Northern Indiana Public Service Co., 4.22%	BB+	11,526	1,172,770
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)	CCC+	205,600	5,140,000
Southern California Edison Co., 6.125%	BBB-	35,000	3,561,250
Southern California Edison Co., 6.00%, Ser C	BBB-	12,000	1,197,000
Virginia Electric & Power Co., $6.98	BBB-	10,500	1,093,969
Virginia Electric & Power Co., $7.05	BBB-	10,000	1,042,188
Wisconsin Public Service Corp., 6.76%	A	7,000	733,469

Gas Utilities 2.76%			5,901,904

Southern Union Co., 7.55%	BB+	226,300	5,901,904

Integrated Telecommunication Services 0.23%			480,570

Telephone & Data Systems, Inc., 6.625%	A-	19,300	480,570

Investment Banking & Brokerage 6.95%			14,842,050

Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G	BBB	140,200	6,799,700
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E	BBB	23,000	1,161,500
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D	A-	125,600	6,217,200
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C	A-	13,000	663,650

Life & Health Insurance 2.52%			5,371,800

MetLife, Inc., 6.50%, Ser B	BBB	210,000	5,371,800

Multi-Utilities & Unregulated Power 12.85%			27,443,178

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Baa1	40,000	4,146,252
BGE Capital Trust II, 6.20%	BBB-	190,000	4,732,900
Energy East Capital Trust I, 8.25%	BBB-	147,000	3,744,090
PNM Resources, Inc., 6.75%	BBB-	66,055	3,206,970
PSEG Funding Trust II, 8.75%	BB+	36,300	956,505
Public Service Electric & Gas Co., 6.92%	BB+	30,627	3,000,490
SEMPRA Energy, $4.36	BBB+	19,250	1,578,500
SEMPRA Energy, $4.75, Ser 53	BBB+	6,305	551,687
South Carolina Electric & Gas Co., 6.52%	Baa1	55,000	5,525,784

John Hancock Patriot Select Dividend Trust Securities owned by the Fund on March 31, 2006 (unaudited)

Oil & Gas Exploration & Production	7.93%			16,930,188

Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B		BBB-	48,200	4,786,863
Apache Corp., 5.68%, Depositary Shares, Ser B		BBB	48,174	4,886,650
Devon Energy Corp., 6.49%, Ser A		BB+	53,500	5,405,175
Nexen, Inc., 7.35% (Canada)		BB+	70,000	1,851,500
Regional Banks 2.52%				5,378,400

HSBC USA, Inc., $2.8575 (G)		A1	108,000	5,378,400

		Interest	Par value
Issuer, description, maturity date		rate (%)	($000)	Value

Short-term investments 0.47%				$1,008,000
(Cost $1,007,737)

Commercial Paper 0.47%				1,008,000

ChevronTexaco Corp., Due 4-3-06		4.700	1,008	1,008,000

Total investments 100.00%				$213,516,965

John Hancock Patriot Select Dividend Trust Footnotes to Schedule of Investments March 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,160,000 or 1.48% of the Fund's total investments as of March 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was $207,557,736. Gross unrealized appreciation and depreciation of investments aggregated $10,947,084 and $4,987,855, respectively, resulting in net unrealized appreciation of $5,959,229.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: DIV

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Select Dividend Trust.

P30Q3 3/06
5/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Select Dividend Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 25, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: May 25, 2006